Summary of changes in share options outstanding (Details) (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Stock Option 2016 And Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 93.83	$ 85.43